Other financial assets - current - Summary of Other Financial Assets - Current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	$ 316.0	₨ 23,913.0	₨ 12,355.4
Loans to channel partners	19.7	1,487.6	885.2
Advances and other receivables recoverable in cash	333.2	25,214.3	26,543.0
Inter corporate deposits	0.6	46.9	23.1
Margin money with banks			1,495.8
Government grant receivables	56.8	4,296.9	5,003.1
Restricted bank deposits	56.8	4,297.0	3,652.3
Others	3.4	258.5	12.8
Total	$ 786.5	₨ 59,514.2	₨ 49,970.7